Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 28, 2021
US Socially Responsible Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: U.S. Socially Responsible Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.As a result of a reorganization which occurred on May 24, 2021 (the “Reorganization”), the Fund acquired all of the assets and liabilities of the U.S. Socially Responsible Fund (the “Predecessor Fund”), a series of VALIC Company II. During the fiscal year ended August 31, 2020, the portfolio turnover rate of the Predecessor Fund was 14% of the average value of its portfolio. During the fiscal period September 1, 2020 to May 31, 2021, the portfolio turnover rate of the Predecessor Fund and the Fund was 18% (not annualized) of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund’s social criteria. To determine which companies meet the Fund’s social criteria, the subadviser incorporates into its investment process research services from an independent social research service, MSCI ESG Research, LLC (“MSCI ESG Research”). The Fund does not invest in the securities of companies that do not meet its social criteria. The Fund’s subadviser will generally assess whether a company continues to meet the social criteria on a monthly basis. The Fund may invest up to 20% of its net assets in the securities of other types of companies meeting the social criteria, including foreign securities, preferred stock and convertible securities. The Fund may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.The principal investment technique of the Fund is to employ an enhanced index management strategy which seeks to modestly outperform the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) over time while maintaining similar risk characteristics to the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices as determined by S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc.The portfolio managers select securities from the S&P 500 Index that meet the Fund’s social criteria, and by employing a statistical technique known as “optimization.” Through this selection process, the portfolio managers seek to select a portfolio of securities that will modestly outperform the S&P 500 Index while maintaining similar risk characteristics to the S&P 500 Index. Because the Fund uses an enhanced index strategy and limits its selections to securities that meet its social criteria, not all of the securities in the S&P 500 Index are included in its portfolio, and the Fund’s holdings may be underweight or overweight particular securities, sectors or industries within the S&P 500 Index.The Fund’s social criteria are as follows:The Fund does not invest in companies that have significant revenue derived from:•the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems;•the manufacture or distribution of alcoholic beverages or tobacco products;•the operation of gambling-related businesses; and•the production of nuclear energy.The Fund’s revenue criteria are established by the Fund’s subadvisor and are applied based on MSCI ESG Research revenue calculations.The Fund also excludes companies with low environmental, social and governance controversy scores, as determined and provided by MSCI ESG Research. MSCI ESG Research uses a rules based methodology to assess issuers on key environmental, social, and governance issues (“MSCI Controversy Case Score”), including: (1) environmental issues such as climate change, natural resources, pollution and waste, and environmental opportunities; (2) social issues such as human capital, product liability, stakeholder opposition and social opportunities; and (3) governance issues such as corporate governance and corporate behavior.The Fund does not invest in companies that, based on low MSCI Controversy Case Scores:•have a history of poor labor-management relations;•engage in businesses or have products that have a severely negative impact on the environment;•have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located;•engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and •have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above. Since the Fund’s definition of social criteria is not “fundamental,” VC I’s Board of Directors may change it without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.If the value of the assets of the Fund goes down, you could lose money.The following is a summary of the principal risks of investing in the Fund.Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.Enhanced Index Strategy Risk. A fund employing an enhanced index strategy related to a particular reference index may be underweight or overweight particular securities, sectors or industries within such reference index, and as a result, may underperform its index. By employing an enhanced index strategy, the Fund may be more susceptible to adverse developments concerning a particular security or industry because the Fund will select securities from those within such index and not use any defensive strategies to mitigate its risk exposure.The ability of the Fund to outperform the performance of the index may be affected by, among other things, changes in securities markets, the manner in which performance of the index is calculated, changes in the composition of the index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the index. Since the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the underlying index.Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.ESG Investment Risk. The Fund’s adherence to its social criteria and application of related analyses when selecting investments may negatively impact the Fund’s performance, including relative to similar funds that use different criteria, or to funds that do not adhere to such criteria or apply such analyses. Social criteria screening limits the availability of investment opportunities for the Fund. If the Fund changes its social criteria or a company stops meeting the Fund’s social criteria, the Fund will sell the affected investments even if this means the Fund loses money. The employment of an independent social research service to assess social criteria could also negatively impact the Fund’s performance, as such service may cause different outcomes in assessing the Fund’s social criteria than if the Fund were to not use such service or were to select a different research service. Additionally, the Fund’s adherence to its social criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited. The Fund’s social criteria may be dependent upon information and data that may be incomplete, inaccurate or unavailable. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s practices or the Fund’s assessment of such may change over time.Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The returns presented for the Fund reflect the performance of the Predecessor Fund. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization on May 24, 2021. The Fund had not yet commenced operations prior to the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Fund and the Predecessor Fund had the same investment objectives, strategies and portfolio management team on the date of the Reorganization.The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and comparing the Predecessor Fund’s average annual returns to those of the S&P 500®Index.Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.Of course, past performance of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and comparing the Predecessor Fund’s average annual returns to those of the S&P 500®Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance of the Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart:Highest QuarterlyReturn:June 30, 202020.33%Lowest QuarterlyReturn:March 31, 2020-20.12%Year to Date MostRecent Quarter:June 30, 202115.66%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
US Socially Responsible Fund | None
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
1 Year	rr_ExpenseExampleYear01	$ 37
3 Years	rr_ExpenseExampleYear03	116
5 Years	rr_ExpenseExampleYear05	202
10 Years	rr_ExpenseExampleYear10	$ 456
2011	rr_AnnualReturn2011	1.30%
2012	rr_AnnualReturn2012	15.23%
2013	rr_AnnualReturn2013	35.43%
2014	rr_AnnualReturn2014	15.53%
2015	rr_AnnualReturn2015	1.11%
2016	rr_AnnualReturn2016	10.65%
2017	rr_AnnualReturn2017	20.65%
2018	rr_AnnualReturn2018	(5.20%)
2019	rr_AnnualReturn2019	31.69%
2020	rr_AnnualReturn2020	15.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date MostRecent Quarter:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest QuarterlyReturn:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest QuarterlyReturn:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.12%)
1 Year	rr_AverageAnnualReturnYear01	15.85%
5 Years	rr_AverageAnnualReturnYear05	14.07%
10 Years	rr_AverageAnnualReturnYear10	13.56%
US Socially Responsible Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%